UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  9/30

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 13.9%
Auto Components 0.5%
Autoliv, Inc.* (a)	1,300	62,205
Drew Industries, Inc.* (a)	8,100	163,620
Tenneco, Inc.*	3,900	82,134

		307,959
Distributors 0.3%
Core-Mark Holding Co., Inc.* (a)	6,800	186,320
Diversified Consumer Services 0.8%
Corinthian Colleges, Inc.* (a)	2,400	23,640
CPI Corp. (a)	500	11,210
Universal Technical Institute, Inc.* (a)	21,300	503,532

		538,382
Hotels Restaurants & Leisure 1.3%
Benihana, Inc. "A"*	3,300	19,536
Caribou Coffee Co., Inc.* (a)	18,900	178,983
Domino's Pizza, Inc.* (a)	38,200	431,660
Luby's, Inc.*	13,100	50,435
Multimedia Games, Inc.*	15,000	67,500
Ruth's Hospitality Group, Inc.*	14,100	58,938

		807,052
Household Durables 1.2%
American Greetings Corp. "A"	25,700	482,132
Blyth, Inc.	900	30,663
La-Z-Boy, Inc.*	13,500	100,305
Whirlpool Corp. (a)	2,200	193,204

		806,304
Internet & Catalog Retail 0.1%
US Auto Parts Network, Inc.*	13,500	81,000
Leisure Equipment & Products 1.2%
JAKKS Pacific, Inc.* (a)	38,000	546,440
Sturm, Ruger & Co., Inc. (a)	18,000	257,940

		804,380
Media 1.2%
Clear Channel Outdoor Holdings, Inc. "A"*	2,400	20,832
Liberty Media Corp. - Capital "A"*	9,000	377,190
MDC Partners, Inc. "A"	7,200	76,896
World Wrestling Entertainment, Inc. "A" (a)	18,000	280,080

		754,998
Multiline Retail 1.5%
Dillard's, Inc. "A" (a)	15,600	335,400
Retail Ventures, Inc.* (a)	61,700	482,494
Tuesday Morning Corp.*	34,300	136,857

		954,751
Specialty Retail 4.1%
Aaron's, Inc. (a)	29,800	508,686
AnnTaylor Stores Corp.* (a)	25,300	411,631
Books-A-Million, Inc.	3,400	20,468
Brown Shoe Co., Inc.	8,600	130,548
DSW, Inc. "A"* (a)	8,300	186,418
Jo-Ann Stores, Inc.*	500	18,755
Kirkland's, Inc.*	27,300	460,688
OfficeMax, Inc.*	1,400	18,284
Shoe Carnival, Inc.*	3,100	63,581
The Finish Line, Inc. "A"	8,800	122,584
Tractor Supply Co.	5,400	329,238
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	15,500	366,730

		2,637,611
Textiles, Apparel & Luxury Goods 1.7%
Jones Apparel Group, Inc.	15,500	245,675
Kenneth Cole Productions, Inc. "A"*	14,000	154,140
Maidenform Brands, Inc.*	9,000	183,240
Oxford Industries, Inc.	1,400	29,302
Perry Ellis International, Inc.*	20,500	414,100
Unifi, Inc.*	23,200	88,624

		1,115,081
Consumer Staples 4.3%
Beverages 0.2%
National Beverage Corp.	11,900	146,132
Food & Staples Retailing 1.4%
The Andersons, Inc.	15,800	514,922
Winn-Dixie Stores, Inc.* (a)	42,400	408,736

		923,658
Food Products 1.8%
Del Monte Foods Co.	39,000	561,210
Seneca Foods Corp. "A"*	3,300	106,458
Tyson Foods, Inc. "A"	27,700	454,003

		1,121,671
Household Products 0.1%
Central Garden & Pet Co. "A"*	3,100	27,807
Oil-Dri Corp. of America (a)	1,800	41,310

		69,117
Personal Products 0.6%
Elizabeth Arden, Inc.*	21,000	304,920
Nutraceutical International Corp.*	5,900	90,034

		394,954
Tobacco 0.2%
Universal Corp. (a)	3,300	130,944
Energy 7.1%
Energy Equipment & Services 4.6%
Complete Production Services, Inc.*	21,700	310,310
Dawson Geophysical Co.*	700	14,889
Exterran Holdings, Inc.*	23,900	616,859
Geokinetics, Inc.* (a)	39,000	149,370
Newpark Resources, Inc.*	97,700	591,085
Oil States International, Inc.*	16,900	668,902
OYO Geospace Corp.*	2,400	116,352
PHI, Inc.*	13,400	188,806
T-3 Energy Services, Inc.*	11,000	306,900
TGC Industries, Inc.	9,000	27,270

		2,990,743
Oil, Gas & Consumable Fuels 2.5%
Cimarex Energy Co.	6,700	479,586
Crosstex Energy, Inc.* (a)	13,200	84,612
Green Plains Renewable Energy, Inc.* (a)	8,500	86,870
McMoRan Exploration Co.*	11,100	123,321
SM Energy Co.	4,800	192,768
Stone Energy Corp.*	1,700	18,972
Whiting Petroleum Corp.*	7,500	588,150

		1,574,279
Financials 18.7%
Capital Markets 0.9%
BGC Partners, Inc. "A" (a)	73,600	376,096
Diamond Hill Investment Group	1,500	85,035
Epoch Holding Corp. (a)	2,400	29,448
Oppenheimer Holdings, Inc. "A"	4,700	112,565

		603,144
Commercial Banks 5.6%
Bancorp. Rhode Island, Inc.	2,000	52,400
CapitalSource, Inc.	74,500	354,620
Century Bancorp., Inc. "A"	1,700	37,468
Fifth Third Bancorp.	33,500	411,715
First Merchants Corp.	24,400	206,912
First Midwest Bancorp., Inc.	43,600	530,176
Huntington Bancshares, Inc.	27,300	151,242
Lakeland Bancorp., Inc. (a)	6,700	57,084
MainSource Financial Group, Inc.	13,700	98,229
Santander BanCorp.*	3,800	48,032
Signature Bank* (a)	15,800	600,558
StellarOne Corp.	1,300	16,601
Umpqua Holdings Corp. (a)	11,500	132,020
Webster Financial Corp. (a)	28,700	514,878
Western Alliance Bancorp.* (a)	8,400	60,228
Wintrust Financial Corp. (a)	10,500	350,070

		3,622,233
Consumer Finance 1.6%
Cash America International, Inc. (a)	10,100	346,127
EZCORP, Inc. "A"* (a)	11,300	209,615
Nelnet, Inc. "A"	24,100	464,648

		1,020,390
Diversified Financial Services 2.5%
Encore Capital Group, Inc.*	4,500	92,745
NewStar Financial, Inc.*	53,000	337,080
PHH Corp.* (a)	24,700	470,288
Portfolio Recovery Associates, Inc.*	10,200	681,156
Resource America, Inc. "A" (a)	3,800	14,630

		1,595,899
Insurance 5.2%
Allied World Assurance Co. Holdings Ltd.	6,700	304,046
American Safety Insurance Holdings Ltd.*	8,300	130,476
Argo Group International Holdings Ltd.	20,900	639,331
Aspen Insurance Holdings Ltd.	14,000	346,360
Crawford & Co. "B"*	4,900	15,484
EMC Insurance Group, Inc. (a)	2,400	52,632
Hallmark Financial Services, Inc.*	15,800	157,210
Hartford Financial Services Group, Inc.	5,500	121,715
Infinity Property & Casualty Corp. (a)	9,700	447,946
Meadowbrook Insurance Group, Inc.	33,600	289,968
Montpelier Re Holdings Ltd.	12,700	189,611
NYMAGIC, Inc.	4,000	77,160
Old Republic International Corp. (a)	40,100	486,413
Platinum Underwriters Holdings Ltd.	3,200	116,128

		3,374,480
Real Estate Investment Trusts 2.6%
Agree Realty Corp. (REIT)	13,700	319,484
American Capital Agency Corp. (REIT) (a)	20,200	533,684
Ashford Hospitality Trust (REIT)* (a)	12,300	90,159
FelCor Lodging Trust, Inc. (REIT)*	25,700	128,243
Getty Realty Corp. (REIT)	2,700	60,507
PS Business Parks, Inc. (REIT)	10,000	557,800
Winthrop Realty Trust (REIT)	1,100	14,091

		1,703,968
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	2,000	131,280
Thrifts & Mortgage Finance 0.1%
First Defiance Financial Corp.	3,600	32,184
First Financial Holdings, Inc.	1,400	16,030
Radian Group, Inc. (a)	3,100	22,444

		70,658
Health Care 12.3%
Health Care Equipment & Supplies 0.9%
Hill-Rom Holdings, Inc.	13,800	419,934
Medical Action Industries, Inc.*	12,300	147,477
TomoTherapy, Inc.*	9,600	30,528

		597,939
Health Care Providers & Services 8.0%
America Service Group, Inc.	11,100	190,920
AMERIGROUP Corp.* (a)	17,800	578,144
Centene Corp.* (a)	12,200	262,300
Continucare Corp.*	39,800	133,330
Coventry Health Care, Inc.*	24,700	436,696
Health Net, Inc.*	20,700	504,459
Healthspring, Inc.*	33,000	511,830
Humana, Inc.*	10,900	497,803
Kindred Healthcare, Inc.*	23,700	304,308
Magellan Health Services, Inc.*	13,800	501,216
Metropolitan Health Networks, Inc.* (a)	21,300	79,449
Molina Healthcare, Inc.* (a)	17,200	495,360
Owens & Minor, Inc.	3,100	87,978
Providence Service Corp.*	3,100	43,400
Triple-S Management Corp. "B"* (a)	3,300	61,215
Universal American Financial Corp.* (a)	34,600	498,240

		5,186,648
Pharmaceuticals 3.4%
Hi-Tech Pharmacal Co., Inc.* (a)	13,100	300,121
Impax Laboratories, Inc.* (a)	21,500	409,790
Medicis Pharmaceutical Corp. "A"	16,500	361,020
Par Pharmaceutical Companies, Inc.* (a)	20,600	534,776
Questcor Pharmaceuticals, Inc.*	12,600	128,646
ViroPharma, Inc.*	40,800	457,368

		2,191,721
Industrials 14.2%
Aerospace & Defense 0.8%
Ceradyne, Inc.*	14,500	309,865
LMI Aerospace, Inc.*	15,500	244,435

		554,300
Air Freight & Logistics 0.1%
Pacer International, Inc.*	6,400	44,736
Airlines 1.4%
Alaska Air Group, Inc.*	12,200	548,390
Delta Air Lines, Inc.*	18,200	213,850
Hawaiian Holdings, Inc.* (a)	28,300	146,311

		908,551
Building Products 0.7%
A.O. Smith Corp.	4,300	207,217
Quanex Building Products Corp.	14,600	252,434

		459,651
Commercial Services & Supplies 0.9%
Consolidated Graphics, Inc.*	11,400	492,936
M&F Worldwide Corp.*	2,900	78,590

		571,526
Construction & Engineering 1.8%
EMCOR Group, Inc.*	19,200	444,864
Shaw Group, Inc.*	12,600	431,172
Tutor Perini Corp.*	18,700	308,176

		1,184,212
Electrical Equipment 0.1%
Belden, Inc.	1,700	37,400
Industrial Conglomerates 0.4%
Raven Industries, Inc.	3,500	117,985
Standex International Corp.	4,800	121,680

		239,665
Machinery 4.2%
Alamo Group, Inc.	17,500	379,750
Altra Holdings, Inc.*	27,200	354,144
EnPro Industries, Inc.* (a)	5,700	160,455
Kennametal, Inc.	17,100	434,853
Miller Industries, Inc.	9,700	130,659
NACCO Industries, Inc. "A"	3,600	319,536
Nordson Corp. (a)	5,300	297,224
Oshkosh Corp.*	7,500	233,700
Tecumseh Products Co. "A"*	10,200	113,424
Timken Co.	7,500	194,925
TriMas Corp.*	10,200	115,362

		2,734,032
Professional Services 1.8%
Acacia Research*	3,000	42,690
Diamond Management & Technology Consultants, Inc.	50,900	524,779
SFN Group, Inc.*	44,100	240,786
Volt Information Sciences, Inc.*	34,400	288,960
VSE Corp.	2,400	76,368

		1,173,583
Road & Rail 0.9%
AMERCO*	2,500	137,625
Kansas City Southern*	12,100	439,835

		577,460
Trading Companies & Distributors 1.1%
Aircastle Ltd.	45,300	355,605
CAI International, Inc.*	18,900	224,910
Lawson Products, Inc.	7,000	118,860
WESCO International, Inc.* (a)	900	30,303
Willis Lease Finance Corp.* (a)	1,900	17,518

		747,196
Information Technology 18.6%
Communications Equipment 2.7%
Aviat Networks, Inc.*	20,300	73,689
Bel Fuse, Inc. "B"	700	11,557
DG Fastchannel, Inc.*	1,800	58,644
EchoStar Corp. "A"*	25,000	477,000
F5 Networks, Inc.* (a)	1,700	116,569
Oplink Communications, Inc.*	10,300	147,599
Plantronics, Inc.	9,700	277,420
Sycamore Networks, Inc.	21,800	362,316
Tellabs, Inc.	32,300	206,397

		1,731,191
Computers & Peripherals 1.4%
Intevac, Inc.*	11,400	121,638
Lexmark International, Inc. "A"* (a)	13,700	452,511
Seagate Technology*	23,800	310,352

		884,501
Electronic Equipment, Instruments & Components 5.8%
Agilysys, Inc.	3,000	20,070
Arrow Electronics, Inc.*	19,900	444,765
Avnet, Inc.*	17,600	424,336
Benchmark Electronics, Inc.*	19,400	307,490
CTS Corp.	21,300	196,812
DDi Corp.	15,500	116,715
Jabil Circuit, Inc.	33,700	448,210
Measurement Specialties, Inc.*	2,900	39,730
Newport Corp.*	18,900	171,234
OSI Systems, Inc.*	16,000	444,320
PC Connection, Inc.*	5,600	33,936
Smart Modular Technologies (WWH), Inc.*	36,000	210,600
Tech Data Corp.*	13,200	470,184
Vishay Intertechnology, Inc.*	49,200	380,808
Zygo Corp.*	10,000	81,100

		3,790,310
Internet Software & Services 2.3%
AOL, Inc.*	11,000	228,690
EarthLink, Inc.	57,700	459,292
IAC/InterActiveCorp.*	23,000	505,310
InfoSpace, Inc.*	2,800	21,056
Internap Network Services Corp.*	21,700	90,489
ModusLink Global Solutions, Inc.*	36,400	219,492

		1,524,329
IT Services 3.2%
CIBER, Inc.*	55,800	154,566
Computer Task Group, Inc.*	3,100	20,026
iGATE Corp.	29,400	376,908
Lionbridge Technologies, Inc.*	67,300	307,561
MAXIMUS, Inc.	8,800	509,256
Ness Technologies, Inc.*	52,000	224,120
Online Resources Corp.*	7,800	32,370
StarTek, Inc.*	10,500	40,950
Unisys Corp.*	7,400	136,826
VeriFone Systems, Inc.*	13,100	247,983

		2,050,566
Semiconductors & Semiconductor Equipment 2.6%
Cirrus Logic, Inc.* (a)	1,400	22,134
DSP Group, Inc.*	2,500	15,975
Entegris, Inc.* (a)	34,800	138,156
Fairchild Semiconductor International, Inc.*	33,200	279,212
Intel Corp.	12,200	237,290
Lattice Semiconductor Corp.*	76,100	330,274
MEMSIC, Inc.*	6,700	15,142
Micron Technology, Inc.* (a)	17,100	145,179
Photronics, Inc.* (a)	113,800	514,376

		1,697,738
Software 0.6%
ePlus, Inc.*	1,900	33,250
Manhattan Associates, Inc.*	12,400	341,620
OPNET Technologies, Inc.	900	13,221

		388,091
Materials 8.1%
Chemicals 4.3%
A. Schulman, Inc.	15,100	286,296
Cabot Corp.	7,100	171,181
Cytec Industries, Inc.	4,600	183,954
Ferro Corp.*	7,500	55,275
Innophos Holdings, Inc.	13,500	352,080
Minerals Technologies, Inc.	2,500	118,850
OM Group, Inc.*	2,200	52,492
Omnova Solutions, Inc.* (a)	34,900	272,569
PolyOne Corp.*	56,900	479,098
Quaker Chemical Corp.	400	10,836
Spartech Corp.*	27,100	277,775
Stepan Co.	7,900	540,597

		2,801,003
Containers & Packaging 0.9%
Boise, Inc.*	104,200	572,058
Metals & Mining 1.2%
Eldorado Gold Corp.	25,000	449,000
Walter Energy, Inc.	5,200	316,420

		765,420
Paper & Forest Products 1.7%
Clearwater Paper Corp.* (a)	9,900	542,124
KapStone Paper & Packaging Corp.*	45,300	504,642
Neenah Paper, Inc.	3,900	71,370

		1,118,136
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.2%
SureWest Communications*	22,200	140,748
Wireless Telecommunication Services 0.5%
USA Mobility, Inc.	26,100	337,212
Utilities 1.2%
Electric Utilities
El Paso Electric Co.*	32,400	626,940
PNM Resources, Inc.	11,000	122,980
Westar Energy, Inc.	900	19,449

		769,369

Total Common Stocks (Cost $67,713,766)		64,246,680

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.6%
US Treasury Obligation
US Treasury Bill, 0.22% **, 9/16/2010 (b) (Cost $365,899)	366,000	365,878

	Shares	Value ($)
Securities Lending Collateral 19.4%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $12,594,577)	12,594,577	12,594,577
Cash Equivalents 0.6%
Central Cash Management Fund, 0.21% (c) (Cost $417,191)	417,191	417,191

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $81,091,433) †	119.7	77,624,326
Other Assets and Liabilities, Net	(19.7)	(12,795,258)

Net Assets	100.0	64,829,068

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $81,696,702.  At June 30, 2010, net unrealized depreciation for all securities based on tax cost was $4,072,376.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,947,697 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,020,073.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2010 amounted to $12,091,220 which is 18.7% of net assets.
(b)	At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Russell 2000 E-Mini Index	USD	9/17/2010	11	668,580	(28,241)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$64,246,680	$—	$—	$64,246,680
Short-Term Investments(e)	13,011,768	365,878	—	13,377,646
Total	$77,258,448	$365,878	$—	$77,624,326

Liabilities
Derivatives(f)	$(28,241)	$—	$—	$(28,241)
Total	$(28,241)	$—	$—	$(28,241)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (28,241)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010